Other Assets and Liabilities	12 Months Ended
Mar. 31, 2024
Other Assets And Liabilities [Abstract]
Other Assets and Liabilities	OTHER ASSETS AND LIABILITIES
Major components of other assets and liabilities at March 31, 2023 and 2024 were as follows:

	2023	2024
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥754,483	¥942,423
Other(1)	1,794,983	1,994,067
Investments in equity method investees	3,482,292	4,113,431
Prepaid benefit cost (Note 13)	1,335,369	1,986,760
Cash collateral pledged for derivative transactions (Note 9)	2,585,837	3,168,071
Cash collateral for the use of Bank of Japan’s settlement infrastructure	933,000	933,000
Accrued interest	500,506	736,802
Deferred tax assets (Note 8)	182,388	139,051
Right-of-use assets of operating leases (Note 7)	227,112	234,386
Other	5,659,034	6,150,155
Total	¥17,455,004	¥20,398,146
Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥2,062,782	¥1,592,580
Other	1,920,945	1,838,202
Obligations to return securities received as collateral (Notes 15, 16 and 31)	6,891,545	7,222,768
Accrued interest	385,921	560,260
Deferred tax liabilities (Note 8)	208,610	609,854
Allowance for off-balance sheet credit instruments	143,770	177,281
Accrued benefit cost (Note 13)	89,092	105,067
Guarantees and indemnifications	54,359	67,213
Cash collateral received for derivative transactions (Note 9)	1,318,338	1,397,315
Obligations under operating leases (Note 7)	337,391	328,559
Accrued and other liabilities	3,934,453	4,084,272
Total	¥17,347,206	¥17,983,371

Note:
(1)Accounts receivable—Other is primarily comprised of receivables relating to the card business. The provision or reversal of the allowance for credit losses relating to the receivables is included in Non-interest expense on the consolidated statements of operations. The receivables relating to the card business include ¥6,849 million and ¥8,164 million of past due receivables (1-3 months past due receivables of ¥3,173 million and ¥3,866 million, and greater than 3 months past due receivables of ¥3,676 million and ¥4,298 million) as of March 31, 2023 and 2024, respectively and the credit quality for these receivables is primarily evaluated based on the extent of past due. The outstanding balance of the accounts receivable is presented on a net basis after allowance for credit losses. The change of allowance for credit losses on these receivables during the fiscal years ended March 31, 2022, 2023 and 2024 is primarily due to provision of the allowance for the receivables.
Investments in equity method investees include marketable equity securities carried at ¥2,918,480 million and ¥3,525,514 million at March 31, 2023 and 2024, respectively. Corresponding aggregated market values were ¥5,099,671 million and ¥6,266,320 million, respectively. Marketable equity securities include Morgan Stanley’s common stock carried at ¥2,443,602 million and ¥2,949,649 million at March 31, 2023 and 2024, respectively. As of March 31, 2024, the MUFG Group held approximately 23.18% of its common stock. Investments in equity method investees also include investments in Morgan Stanley MUFG Securities, Co., Ltd. at ¥194,225 million and ¥183,423 million at March 31, 2023 and 2024, respectively.
The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other-than-temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥6,949 million, ¥58,061 million and ¥19,978 million for the fiscal years ended March 31, 2022, 2023 and 2024, respectively. The impairment losses are included in Equity in earnings of equity method investees—net in the accompanying consolidated statements of operations.
Summarized Financial Information of the MUFG Group’s Equity Method Investees
Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2023 and 2024, and for each of the three years ended March 31, 2024 is as follows:

	2023	2024
	(in billions)
Trading assets	¥42,770	¥55,663
Securities purchased under agreements to resell	16,275	18,583
Securities borrowed	19,524	20,115
Total assets	160,223	186,008
Deposits	46,405	53,371
Customer and other payables	29,470	32,458
Borrowings	33,407	41,090
Total liabilities	146,609	170,845
Noncontrolling interests	151	143

	2022	2023	2024
	(in billions)
Net revenues	¥6,655	¥7,235	¥7,907
Total non-interest expenses	4,498	5,376	6,068
Income from continuing operations before income taxes	2,139	1,797	1,798
Net income applicable to Morgan Stanley	1,650	1,402	1,375
Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2023 and 2024, and for each of the three years ended March 31, 2024 is as follows:

	2023	2024
	(in billions)
Net loans	¥18,114	¥21,037
Total assets	35,208	40,595
Deposits	11,963	15,138
Total liabilities	29,123	33,342
Noncontrolling interests	77	87

	2022	2023	2024
	(in billions)
Total interest income	¥1,119	¥1,430	¥1,811
Total interest expense	335	519	781
Net interest income	784	911	1,030
Provision for credit losses	207	245	289
Income before income tax expense	582	616	695
Net income	488	498	594